Average Annual Total Returns - FidelityActiveEquityETFsA-ComboPRO - FidelityActiveEquityETFsA-ComboPRO - Fidelity Blue Chip Growth ETF	Nov. 29, 2022
Fidelity Blue Chip Growth ETF | Return Before Taxes
Average Annual Return:
Past 1 year	21.11%
Since Inception	41.39%
Fidelity Blue Chip Growth ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	21.11%
Since Inception	41.39%
Fidelity Blue Chip Growth ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.50%
Since Inception	32.24%
RS004
Average Annual Return:
Past 1 year	27.60%
Since Inception	37.78%	[1]

[1]	A From June 2, 2020